Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1		$ 0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2		0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3		8,310,415
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4		0.52
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5		0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6		0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7		0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8		0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9		8,310,415
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10		0.52
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11		7,147,624
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12		0.52
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	8,310,415
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.53
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	9,619,998
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0.15
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0.00
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	17,930,413
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0.52
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	$ 17,378,072
Options And Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.52